UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  	March 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):	[ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
May 11, 2010
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all
holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list,
omit this section.]

     Form 13F File Number		Name

     28-
     [Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:		184

Form 13F Information Table Value Total:		17,285,363 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list,
state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011



MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE : March 31, 2010 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5 COLUMN 6COLUMN 7 COLUMN 8
VALUE SHRS OR SH/PUT/INVESTMEOTHER VOTING AUTHORITY NAME OF ISSUER
TITLE OF CLASS CUSIP (x$1000) PRN AMT PRNCALLDISCRETIMANAGERS SOLE SHAREDNONE AGRIUM INC COMMON 008916108 413,472 5,757,060SH SOLE 5,757,060
AIR LIQUIDE ADR (0.2 ORD) 009126202 33,559 1,372,819SH SOLE 1,372,819
AKZO NOBEL V SP ADR (1 ORD) 010199305 2,343 40,485SH SOLE 40,485
ALSTOM SPON ADR 144A 021244207 5,652 856,200SH SOLE 856,200
APACHE CORP COMMON 037411105 87,425 848,100SH SOLE 848,100
APPLE INC COMMON 037833100 78,492 328,880SH SOLE 328,880
APPLIED MATERIALS COMMON 038222105 76,499 5,593,050SH SOLE 5,593,050
ASAHI GLASS SP ADR (10 ORD) 043393206 271 24,000SH SOLE 24,000
AVERY DENNISON CORP COMMON 053611109 44,259 1,196,900SH SOLE 1,196,900
BG PLC ADR (5 ORDS) 055434203 49,681 563,900SH SOLE 563,900
BP PLC ADR (6 ORDS) 055622104 92,815 1,601,360SH SOLE 1,601,360
BANK OF AMERICA CORP COMMON 060505104 178,678 9,856,200SH SOLE 9,856,200
BANK OF MONTREAL COMMON 063671101 6,335 102,750SH SOLE 102,750
BANK OF NOVA SCOTIA COMMON 064149107 507,704 9,978,457SH SOLE 9,978,457
BARRICK GOLD CORP COMMON CAD 067901108 181,205 4,649,865SH SOLE 4,649,865
BAYER A G SP ADR (1 ORD) 072730302 6,225 90,600SH SOLE 90,600
BAYERISCHE MOTOREN W SPON ADR 144A 072743206 5,295 339,200SH SOLE 339,200 BECTON DICKINSON COMMON 075887109 90,848 1,136,200SH SOLE 1,136,200
BOEING CO COMMON 097023105 51,222 694,600SH SOLE 694,600
BOSTON SCIENTIFIC COMMON 101137107 297 40,500SH SOLE 40,500
BRISTOL MYERS SQUIBB COMMON 110122108 48,621 1,793,055SH SOLE 1,793,055
BROOKFIELD ASSET MGT CLS A LTD VTG 112585104 236,772 9,159,450SH SOLE 9,159,450 CAE INC COMMON 124765108 60,751 6,124,100SH SOLE 6,124,100
CCL INDUSTRIES INC CLASS B NON VTG 124900309 50,760 1,798,100SH SOLE 1,798,100 CVS CAREMARK CORP COMMON 126650100 123,738 3,332,529SH SOLE 3,332,529
CDN IMP BANK COMMERC COMMON 136069101 5,577 75,156SH SOLE 75,156
CDN NATL RAILWAY COMMON 136375102 407,425 6,609,756SH SOLE 6,609,756
CDN NATURAL RES COMMON 136385101 457,592 6,087,435SH SOLE 6,087,435
CDN TIRE CORP CLASS A NON VTG 136681202 74,223 1,338,800SH SOLE 1,338,800
CANON INC ADR (1 ORD) 138006309 45,912 978,295SH SOLE 978,295
CAPITALAND LTD ADR (2 ORD SHRS) 140547100 5,224 920,100SH SOLE 920,100
CHEVRON CORP COMMON 166764100 585 7,600SH SOLE 7,600
CHICAGO BRIDGE & IRN N Y REGISTRY SH 167250109 638 27,000SH SOLE 27,000
CLAUDE RESOURCES INC COMMON 182873109 938 876,500SH SOLE 876,500
COACH INC COMMON 189754104 89,902 2,239,900SH SOLE 2,239,900
COCA-COLA CO COMMON 191216100 1,737 31,100SH SOLE 31,100
COLGATE PALMOLIVE CO COMMON 194162103 75,006 866,220SH SOLE 866,220
CORNING INCORPORATED COMMON 219350105 74,589 3,634,000SH SOLE 3,634,000
CREDIT SUISSE GRP SP ADR (0.25 ORD) 225401108 18,728 358,900SH SOLE 358,900
DEUTSCHE BOERSE SPON ADR 144A 251542106 4,343 577,900SH SOLE 577,900
E.ON AG ADR (0.3333 ORD SHS) 268780103 3,552 94,800SH SOLE 94,800
EAST JAPAN RAILWAY SPONS ADR 144A 273202101 3,716 315,400SH SOLE 315,400
EBAY INC COMMON 278642103 81,725 2,983,945SH SOLE 2,983,945
ECOLAB INC COMMON 278865100 40,181 900,200SH SOLE 900,200
ELECTRONIC ARTS COMMON 285512109 82,213 4,338,180SH SOLE 4,338,180
EMERSON ELEC CO COMMON 291011104 491 9,600SH SOLE 9,600
ENCANA CORPORATION COMMON 292505104 361,069 11,426,226SH SOLE 11,426,226
ERICSSON(LM) TEL ADR(10 SER B SHRS) 294821608 9,457 891,900SH SOLE 891,900
FIRST QUANTUM MNRL COMMON 335934105 1,518 18,170SH SOLE 18,170
FRANKLIN RES INC COMMON 354613101 603 5,350SH SOLE 5,350
GENERAL ELECTRIC CO COMMON 369604103 122,773 6,642,135SH SOLE 6,642,135
GILDAN ACTIVEWEAR COMMON 375916103 257,086 9,621,500SH SOLE 9,621,500
GOLDCORP INC COMMON 380956409 212,402 5,596,902SH SOLE 5,596,902
HSBC HLDGS PLC SP ADR(5 ORD) 404280406 69,358 1,347,263SH SOLE 1,347,263
HEWLETT PACKARD CO COMMON 428236103 156,690 2,902,790SH SOLE 2,902,790
HONEYWELL INTL INC COMMON 438516106 110,216 2,397,250SH SOLE 2,397,250
HOYA CORP ADR(1 ORD SHR) 443251103 1,705 61,100SH SOLE 61,100
IAMGOLD CORP COMMON 450913108 45,480 3,368,900SH SOLE 3,368,900
IMPERIAL OIL LTD COMMON 453038408 347 8,850SH SOLE 8,850
INFOSYS TECHN LTD ADR(1 ORD SHR) 456788108 5,041 84,400SH SOLE 84,400
INTEL CORP COMMON 458140100 2,078 91,800SH SOLE 91,800
INTL BUSINESS MCHN COMMON 459200101 2,445 18,770SH SOLE 18,770
INTERNATIONAL PAPER COMMON 460146103 850 34,000SH SOLE 34,000
JOHNSON & JOHNSON COMMON 478160104 94,321 1,424,414SH SOLE 1,424,414
JOHNSON MATTHEY PLC SP ADR 479142309 8,101 150,500SH SOLE 150,500
KOHLS CORP COMMON 500255104 46,761 840,500SH SOLE 840,500
KROGER CO COMMON 501044101 880 40,000SH SOLE 40,000
L OREAL CO ADR (0.2 ORD) 502117203 27,965 1,305,000SH SOLE 1,305,000
ESTEE LAUDER CO CLASS A 518439104 53,733 815,600SH SOLE 815,600
LENOVO GROUP LTD ADR (20 ORD) 526250105 1,163 83,000SH SOLE 83,000
MAGNA INTL INC CLASS A SUB VTG 559222401 355,318 5,653,433SH SOLE 5,653,433
MICROSOFT CORP COMMON 594918104 217,399 7,308,915SH SOLE 7,308,915
MITSUBISHI UFJ FINL ADR( 1 ORD SHRS) 606822104 4,560 858,470SH SOLE 858,470 NASDAQ OMX GROUP COMMON 631103108 52,483 2,446,800SH SOLE 2,446,800
NESTLE S A ADS (1 ORD SHRS) 641069406 72,405 1,392,437SH SOLE 1,392,437
NINTENDO LTD ADR (0.125 ORD) 654445303 5,017 118,600SH SOLE 118,600
NIPPON TELEG & TEL NEW ADR(0.50 ORD SH) 654624105 4,005 187,600SH SOLE 187,600
NORTHEAST UTILS COMMON 664397106 74,627 2,658,500SH SOLE 2,658,500
OPEN TEXT CORP COMMON 683715106 211,353 4,364,100SH SOLE 4,364,100
PEPSICO INC COMMON 713448108 182,105 2,710,210SH SOLE 2,710,210
PT TELEKOMUNIKAS IND ADR(40 SER B SHRS) 715684106 34,705 955,600SH SOLE 955,600 PFIZER INC COMMON 717081103 145,084 8,329,762SH SOLE 8,329,762
PHILIP MORRIS INTL COMMON 718172109 1,164 21,980SH SOLE 21,980
PRECISION DRILLING TRUST UNIT 740215108 717 91,711SH SOLE 91,711
PROCTER & GAMBLE CO COMMON 742718109 1,898 29,545SH SOLE 29,545
PRUDENTIAL FINL COMMON 744320102 344 5,600SH SOLE 5,600
REED ELSEVIER N V SPONS ADR 144A 758204200 45,566 1,849,384SH SOLE 1,849,384
RESEARCH IN MOTION COMMON 760975102 651,608 8,659,248SH SOLE 8,659,248
REXAM PLC SP ADR NEW2001 761655406 273 12,000SH SOLE 12,000
ROCHE HLDG LTD NEW ADR( 4 ORD SHR) 771195104 66,220 1,609,140SH SOLE 1,609,140
ROGERS COMMUNICATION CLS B NON VTG 775109200 186,002 5,361,847SH SOLE 5,361,847 ROYAL BANK CDA COMMON 780087102 785,036 13,207,198SH SOLE 13,207,198
ROYAL DUTCH SHELL ADR(2 ORD CL A) 780259206 235 4,000SH SOLE 4,000
SAP AG SPNS ADR(1 ORD SHR) 803054204 43,442 888,000SH SOLE 888,000
SCHLUMBERGER LTD COMMON 806857108 94,357 1,464,030SH SOLE 1,464,030
SIEMENS A G SP ADR 826197501 31,883 314,030SH SOLE 314,030
SPECTRA ENERGY CORP COMMON 847560109 70,793 3,093,890SH SOLE 3,093,890
SUN LIFE FNCL INC COMMON 866796105 479 14,661SH SOLE 14,661
SUNCOR ENERGY INC COMMON 867224107 821,958 24,885,181SH SOLE 24,885,181
SYSCO CORP COMMON 871829107 72,310 2,413,550SH SOLE 2,413,550
TAIWAN SEMICONDUCTOR SP ADR(5 ORD) 874039100 35,405 3,323,291SH SOLE 3,323,291
THOMPSON CREEK MTLS COMMON 884768102 3,773 275,000SH SOLE 275,000
THOMSON REUTERS CORP COMMON 884903105 402,541 10,891,273SH SOLE 10,891,273
TIME WARNER INC COM NEW 887317303 921 29,000SH SOLE 29,000
TOMKINS PLC SP ADR (4 ORD) 890030208 2,621 181,200SH SOLE 181,200
TORAY INDS ADR(REP10SHS ORD NPV 890880206 10,177 171,000SH SOLE 171,000
TORONTO DOMINION BK COMMON 891160509 856,896 11,319,626SH SOLE 11,319,626
TOYOTA MTR CORP ADR (2 ORD) 892331307 45,389 555,735SH SOLE 555,735
UNILEVER N.V NY SHARES(1 ORD) 904784709 735 24,000SH SOLE 24,000
UNITED TECHNOLOGIES COMMON 913017109 126,380 1,690,520SH SOLE 1,690,520
UPM KYMMENE CORP SP ADR 915436109 456 34,100SH SOLE 34,100
VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 9,736 955,800SH SOLE 955,800
WAL MART STORES INC COMMON 931142103 110,339 1,954,040SH SOLE 1,954,040
WELLS FARGO & CO COMMON 949746101 104,466 3,305,306SH SOLE 3,305,306
YAHOO INC COMMON 984332106 549 32,700SH SOLE 32,700
YUM BRANDS INC COMMON 988498101 59,160 1,519,720SH SOLE 1,519,720
TALISMAN ENERGY INC COMMON 8742SE103C 450,943 25,961,023SH SOLE 25,961,023
VALE S.A ADR(1 ORD SHR) 204412209 62,148 1,901,000SH SOLE 1,901,000
AT&T INC COMMON 00206R102 136,140 5,187,642SH SOLE 5,187,642
ALTRIA GROUP INC COMMON 02209S103 292 14,000SH SOLE 14,000
BCE INC COMMON 05534B760 298,793 10,009,824SH SOLE 10,009,824
BNP PARIBAS SP ADR(0.50 SH) 05565A202 9,844 253,400SH SOLE 253,400
BANCO SANTANDER SA ADR (1 ORD) 05964H105 15,313 1,136,199SH SOLE 1,136,199
BARRICK GOLD CORP COMMON USD 067901108C 5,763 148,000SH SOLE 148,000
CML HEALTHCARE IN FD TRUST UNIT 12582P105 229 18,100SH SOLE 18,100
CAMECO CORP COMMON 13321L108 488,905 17,580,180SH SOLE 17,580,180
CDN PACIFIC RAILWAY COMMON 13645T100 2,009 35,100SH SOLE 35,100
CENOVUS ENERGY COMMON 15135U109 364,496 13,739,026SH SOLE 13,739,026
CISCO SYSTEMS INC COMMON 17275R102 108,923 4,120,255SH SOLE 4,120,255
DEVON ENERGY CORP COMMON 25179M103 851 13,000SH SOLE 13,000
DIAGEO P L C SP ADR (4 ORD) 25243Q205 47,490 693,260SH SOLE 693,260
DUKE ENERGY CORP CMN 26441C105 239 14,400SH SOLE 14,400
EMBRAER-EMPRESA BRAS ADR(4 ORD SHR) 29081M102 29,510 1,212,700SH SOLE 1,212,700
ENBRIDGE INC COMMON 29250N105 38,129 787,140SH SOLE 787,140
EXELON CORP COMMON 30161N101 91,470 2,055,820SH SOLE 2,055,820
EXPERIAN PLC SPONSORED ADR 30215C101 7,661 767,400SH SOLE 767,400
EXXON MOBIL CORP COMMON 30231G102 160,375 2,357,595SH SOLE 2,357,595
FNX MINING COMMON 30253R101 1,920 141,500SH SOLE 141,500
FRANCE TELECOM SP ADR (1 ORD) 35177Q105 33,605 1,376,970SH SOLE 1,376,970
GOLDMAN SACHS GROUP COMMON 38141G104 151,788 875,910SH SOLE 875,910
GOOGLE INC CLASS A 38259P508 123,220 213,935SH SOLE 213,935
CGI GROUP INC CLASS A SUB VTG 39945C109 34,509 2,270,353SH SOLE 2,270,353
HENKEL AG & CO KGAA SPONSORED ADR 42550U109 423 9,000SH SOLE 9,000
IESI-BFC LTD COMMON 44951D108 190 10,800SH SOLE 10,800
IAMGOLD CORP COMMON 450913108C 859 64,000SH SOLE 64,000
IVANHOE MINES COMMON 46579N103 1,841 103,700SH SOLE 103,700
JPMORGAN CHASE & CO COMMON 46625H100 156,736 3,448,675SH SOLE 3,448,675
KRAFT FOODS INC CLASS A 50075N104 1,559 50,773SH SOLE 50,773
MDS INC COMMON 55269P302 48,628 5,944,700SH SOLE 5,944,700
MAGNA INTL INC CLASS A 559222401C 6,313 100,500SH SOLE 100,500
MANULIFE FINCL CORP COMMON 56501R106 614,012 30,639,306SH SOLE 30,639,306
MERCK & CO INC COMMON 58933Y105 201,878 5,322,005SH SOLE 5,322,005
MONSANTO CO COMMON 61166W101 63,961 881,800SH SOLE 881,800
MOSAIC CO COMMON 61945A107 57,470 931,170SH SOLE 931,170
NEXEN INC COMMON 65334H102 780 31,020SH SOLE 31,020
NOVARTIS AG ADR (1 ORD CHF) 66987V109 71,634 1,303,770SH SOLE 1,303,770
POTASH CORP OF SASK COMMON 73755L107 270,706 2,232,075SH SOLE 2,232,075
POTASH CORP OF SASK COMMON 73755L107C 3,212 26,500SH SOLE 26,500
RESEARCH IN MOTION COMMON 760975102C 34,324 456,900SH SOLE 456,900
RESIN SYSTEMS COMMON 76111T102 674 2,210,375SH SOLE 2,210,375
SCOTTISH &SOUTH ENER ADR 81012K309 2,111 124,600SH SOLE 124,600
SHAW COMMUNICATIONS CLASS B NON VTG 82028K200 332 16,500SH SOLE 16,500
STATOIL ASA SP ADR(1 ORD NOK2.5) 85771P102 5,447 229,900SH SOLE 229,900
TMX GROUP INC COMMON 87261X108 72,951 2,438,200SH SOLE 2,438,200
TELUS CORP COMMON 87971M103 111,046 2,937,733SH SOLE 2,937,733
3M COMPANY COMMON 88579Y101 1,205 14,200SH SOLE 14,200
TIM HORTONS INC COMMON 88706M103 193,783 5,861,554SH SOLE 5,861,554
TIME WARNER CABLE COMMON NEW 88732J207 64,385 1,189,200SH SOLE 1,189,200
TRANSALTA CORP COMMON 89346D107 255,402 11,366,350SH SOLE 11,366,350
TRANSCANADA CORP COMMON 89353D107 126,694 3,403,930SH SOLE 3,403,930
TRANSCANADA CORP COMMON 89353D107C 1,288 34,500SH SOLE 34,500
ULTRA PETROLEUM COMMON 903914109C 65,597 1,385,150SH SOLE 1,385,150
UNITEDHEALTH GRP INC COMMON 91324P102 77,956 2,349,500SH SOLE 2,349,500
VERIZON COMMUNICATNS COMMON 92343V104 91,689 2,910,396SH SOLE 2,910,396
VIACOM INC CLASS B 92553P201 60,997 1,746,956SH SOLE 1,746,956
VODAFONE GRP PLC ADR(10 ORDS) 92857W209 49,539 2,092,582SH SOLE 2,092,582
WPP PLC SP ADR(5 ORDS) 92933H101 35,452 677,150SH SOLE 677,150
WAL MART DE MEXICO SP ADR(10 SHS) 93114W107 57,115 1,098,400SH SOLE 1,098,400
WASTE MANAGEMENT INC COMMON 94106L109 2,140 61,200SH SOLE 61,200
ACE LIMITED COMMON H0023R105 150,801 2,839,100SH SOLE 2,839,100
TRANSOCEAN LTD COMMON H8817H100 120,274 1,370,993SH SOLE 1,370,993
TYCO INTL LTD COMMON H89128104 775 19,950SH SOLE 19,950
TYCO ELEC LTD COMMON H8912P106 551 19,750SH SOLE 19,750
CHECK POINT SOFTWARE ORDINARY M22465104 35,916 1,008,400SH SOLE 1,008,400


CHI99 3763896-1.014553.0011

CHI99 3763896-1.014553.0011